Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Gold and Precious Metals Fund
Entity Central Index Key	0000083293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class A
Trading Symbol	FKRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.92%
[1]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin Gold and Precious Metals Fund returned 18.56%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	18.56	8.65	3.23
Class A (with sales charge)	12.07	7.43	2.65
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,007,322
Holdings Count | $ / shares	206	[2]
Advisory Fees Paid, Amount	$ 4,416,532
Investment Company Portfolio Turnover	14.50%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class C
Trading Symbol	FRGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$182	1.67%
[3]
Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Franklin Gold and Precious Metals Fund returned 17.62%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	17.62	7.83	2.46
Class C (with sales charge)	16.62	7.83	2.46
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,007,322
Holdings Count | $ / shares	206	[4]
Advisory Fees Paid, Amount	$ 4,416,532
Investment Company Portfolio Turnover	14.50%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class R6
Trading Symbol	FGPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$60	0.55%
[5]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Franklin Gold and Precious Metals Fund returned 19.01%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	19.01	9.05	3.66
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,007,322
Holdings Count | $ / shares	206	[6]
Advisory Fees Paid, Amount	$ 4,416,532
Investment Company Portfolio Turnover	14.50%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Advisor Class
Trading Symbol	FGADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$73	0.67%
[7]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Advisor Class shares of Franklin Gold and Precious Metals Fund returned 18.81%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	18.81	8.91	3.48
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,028,007,322
Holdings Count | $ / shares	206	[8]
Advisory Fees Paid, Amount	$ 4,416,532
Investment Company Portfolio Turnover	14.50%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.